Goodwill and Intangible Assets, net - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	$ 3,201
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,694	$ 6,694
Accumulated Amortization	(182)	(423)
Net Carrying Amount	6,512	6,271
Trademarks [Member] | J&S [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	3,201
Customer Relationships [Member] | Pure Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	175	175
Accumulated Amortization	(26)	(35)
Net Carrying Amount	149	140
Customer Relationships [Member] | J&S [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,519	6,519
Accumulated Amortization	(156)	(388)
Net Carrying Amount	$ 6,363	$ 6,131